Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

October 5, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds (the “Trust”)
Post-Effective Amendment No. 83
1933 Act Registration No. 002-80543
1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a. the form of the Trust’s (i) Government Assets Portfolio – Shares Prospectus; (ii) Government Assets Portfolio – Service and Premier Shares Prospectus; and (iii) Government Assets Portfolio Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 83 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 83 to the Trust’s registration statement for (i) Government Assets Portfolio – Shares Prospectus; (ii) Government Assets Portfolio – Service and Premier Shares Prospectus; and (iii) Government Assets Portfolio Statement of Additional Information was filed with the Commission via EDGAR on September 29, 2016 (Accession No. 0001193125-16-725913) with an effective date of October 1, 2016.

Questions and comments may be directed to the undersigned at (215) 988-1146.

Sincerely yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

cc:	Craig R. Carberry, Esq.
Owen Meacham, Esq.
Stacy H. Louizos, Esq.